Expense Example (International Small Company Trust, USD $)	12 Months Ended
May 01, 2011
Series I, International Small Company Trust
Expense Example:
Year 1	$ 116
Year 3	362
Year 5	628
Year 10	1,386
Series II, International Small Company Trust
Expense Example:
Year 1	136
Year 3	425
Year 5	734
Year 10	1,613
Series NAV, International Small Company Trust
Expense Example:
Year 1	111
Year 3	347
Year 5	601
Year 10	$ 1,329